Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					7/17/2014
2	Payment Date					7/21/2014
3	Collection Period				6/1/2014	6/28/2014	28
4	Monthly Interest Period- Actual				6/20/2014	7/20/2014	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	62,653,738.08	—	37,230,790.46	25,422,947.62	0.0966652
7	Class A-2-A Fixed Notes	325,000,000.00	325,000,000.00	—	—	325,000,000.00	1.0000000
8	Class A-2-B Floating Notes	381,000,000.00	381,000,000.00	—	—	381,000,000.00	1.0000000
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

10	Equals: Total Securities	$1,499,000,000.00	$1,298,653,738.08	$—	$37,230,790.46	$1,261,422,947.62

11	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

12	Total Securitization Value	$1,768,948,825.63	$1,594,952,666.37			$1,557,721,875.91

13	NPV Lease Payments Receivable	765,853,915.91	610,622,340.96			582,299,072.44
14	NPV Base Residual	1,003,094,909.72	984,330,325.41			975,422,803.47

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.20000%	10,790.37	0.0410280	37,241,580.83	141.6029689
16	Class A-2-A Fixed Notes		0.52000%	140,833.33	0.4333333	140,833.33	0.4333333
17	Class A-2-B Floating Notes		0.36300%	119,094.25	0.3125833	119,094.25	0.3125833
18	Class A-3 Notes		0.80000%	284,000.00	0.6666667	284,000.00	0.6666667
19	Class A-4 Notes		0.99000%	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			640,517.95		37,871,308.41

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						25,904,679.94
20	Pull Ahead Waived Payments						96,935.40
21	Sales Proceeds - Early Terminations						19,575,700.45
22	Sales Proceeds - Scheduled Terminations						2,415,822.75
23	Security Deposits for Terminated Accounts						9,650.00
24	Excess Wear and Tear Received						10,006.20
25	Excess Mileage Charges Received						40,972.97
26	Other Recoveries Received						41,425.48

27	Subtotal: Total Collections						48,095,193.19

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,717.01

31	Total Available Funds, prior to Servicer Advances						48,096,910.20

32	Servicer Advance						—

33	Total Available Funds						48,096,910.20

34	Reserve Account Draw						—

35	Available for Distribution						48,096,910.20

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 2

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,329,127.22
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		640,517.95
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	46,122,265.03
49	Regular Principal Distribution Amount	37,230,790.46
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		37,230,790.46
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		8,891,474.57

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,298,653,738.08
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,557,721,875.91)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,298,653,738.08
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(1,261,422,947.62)

61	Regular Principal Distribution Amount (not less than zero)		37,230,790.46

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,557,721,875.91
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

65	Targeted Note Balance		1,261,422,947.62

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		48,096,910.20
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 amd 40)		1,329,127.22
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		640,517.95
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		46,122,265.03
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		46,122,265.03

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 3

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance				8,844,744.13
85	Initial Reserve Account Balance				8,844,744.13

86	Beginning Reserve Account Balance				8,844,744.13
87	Plus: Net Investment Income for the Collection Period				218.10

88	Subtotal: Reserve Fund Available for Distribution				8,844,962.23
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				8,844,962.23
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				218.10

93	Equals: Ending Reserve Account Balance				8,844,744.13

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

				Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units			145	2,243,191.74
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(2,430,580.74)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				—
99	Less: Excess Wear and Tear Received				(10,006.20)
100	Less: Excess Mileage Received				(40,972.97)

101	Current Period Net Residual Losses/(Gains)			145	(238,368.17)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			140	(235,672.96)
104	Current Period Net Residual Losses (Item 101)			145	(238,368.17)

105	Ending Cumulative Net Residual Losses			285	(474,041.13)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.03%

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,768,948,826	1,557,721,876
109	Aggregate Base Residual Value			1,179,997,811	1,110,972,468
110	Number of Current Contracts			68,943	64,723
111	Weighted Average Lease Rate			2.78%	2.70%
112	Average Remaining Term			29.3	22.7
113	Average Original Term			39.2	39.2
114	Proportion of Base Prepayment Assumption Realized				180.84%
115	Actual Monthly Prepayment Speed				0.95%
116	Turn-in Ratio on Scheduled Terminations				88.28%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		65,699	1,783,773,402	1,594,952,666
118	Depreciation/Payments			(24,596,916)	(16,936,821)
119	Gross Credit Losses		(24)	(616,910)	(611,312)
120	Early Terminations - Regular		(660)	(17,375,201)	(15,774,225)
121	Early Terminations - Lease Pull Aheads		(147)	(1,859,860)	(1,665,241)
122	Scheduled Terminations - Purchased by Customer	324,686	(17)	(324,298)	(303,832)
123	Scheduled Terminations - Sold at Auction	103,501	(8)	(118,247)	(107,956)
124	Scheduled Terminations - Purchased by Dealer	1,988,686	(120)	(1,981,851)	(1,831,404)

125	Pool Balance - End of Period		64,723	1,736,900,118	1,557,721,876

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		64,376	1,549,502,115.93	99.47%
128	31 - 90 Days Delinquent		315	7,524,801.15	0.48%
129	91+ Days Delinquent		32	694,958.83	0.04%

130	Total		64,723	1,557,721,875.91	100.00%

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 4

		Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units	24	611,312
133	Aggregate Liquidation Proceeds on charged-off units		(458,091)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(41,425)

137	Current Period Aggregate Net Credit Losses/(Gains)	24	111,795

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	40	391,863
140	Current Period Net Credit Losses (Item 137)	24	111,795

141	Ending Cumulative Net Credit Losses	64	503,658

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

			Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity		78
144	61 - 120 Days since Contract Maturity		1
145	121+ Days since Contract Maturity		—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
08/20/2014	25,646,361
09/20/2014	34,026,759
10/20/2014	33,890,914
11/20/2014	33,114,232
12/20/2014	33,397,065
01/20/2015	36,015,999
02/20/2015	31,164,930
03/20/2015	30,297,089
04/20/2015	32,732,357
05/20/2015	34,845,999
06/20/2015	38,180,570
07/20/2015	39,245,617
08/20/2015	47,745,817
09/20/2015	53,457,245
10/20/2015	61,433,322
11/20/2015	63,179,738
12/20/2015	53,461,619
01/20/2016	54,502,532
02/20/2016	33,122,853
03/20/2016	37,849,225
04/20/2016	62,019,211
05/20/2016	66,464,167
06/20/2016	65,789,221
07/20/2016	63,193,997
08/20/2016	68,252,614
09/20/2016	59,517,878
10/20/2016	67,127,595
11/20/2016	66,329,033
12/20/2016	61,239,680
01/20/2017	23,270,483
02/20/2017	12,185,204
03/20/2017	10,042,309
04/20/2017	25,835,920
05/20/2017	28,140,134
06/20/2017	25,590,920
07/20/2017	16,816,060
08/20/2017	8,705,765
09/20/2017	6,546,700
10/20/2017	6,029,947
11/20/2017	4,880,497
12/20/2017	2,345,069
01/20/2018	89,230

Total:	1,557,721,876

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 6

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month